Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-31819
Entity Registrant Name	GOLD RESERVE INC.
Entity Central Index Key	0001072725
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	999 West Riverside Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Country	CA
Entity Address, Postal Zip Code	99201
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	99,547,710
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	271
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	999 West Riverside Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	(509)
Local Phone Number	623-1500
Contact Personnel Name	Rockne J. Timm
Contact Personnel Fax Number	509-623-1634